INITIAL PUBLIC OFFERING (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	May 10, 2021	May 07, 2021	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Stock at a price				$ 11.50
IPO
INITIAL PUBLIC OFFERING
Units sold (in Shares)			17,309,719
Purchase price per share			$ 10.00
Generating gross proceeds (in Dollars)			$ 173.1
Class A Common Stock
INITIAL PUBLIC OFFERING
Common stock, shares (in Shares)	1	1
Common stock par value	$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock | IPO
INITIAL PUBLIC OFFERING
Common stock, shares (in Shares)			1
Public Warrants | IPO
INITIAL PUBLIC OFFERING
Stock at a price			$ 11.50
Public Warrants | Class A Common Stock | IPO
INITIAL PUBLIC OFFERING
Common stock par value			$ 0.0001